INCOME TAX - Recognized tax losses and uncertain income tax positions (Details) - RUB (₽) ₽ in Millions	Nov. 30, 2016	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX
Maximum percentage of tax base can be reduced by tax losses carry forward for years 2017 - 2020	50.00%
Unused tax losses		₽ 35,100	₽ 40,898
Uncertain income tax positions		₽ 109	₽ 160